Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	INVESCO EXCHANGE-TRADED FUND TRUST
Prospectus Date	rr_ProspectusDate	Aug. 20, 2018
Supplement [Text Block]	ietft_SupplementTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED AUGUST 17, 2018 TO THE

PROSPECTUS DATED APRIL 9, 2018, AS REVISED MAY 21, 2018,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Dow Jones Industrial Average Dividend ETF

Important Notice Regarding a Change to the Unitary Management Fee of

Invesco Dow Jones Industrial Average Dividend ETF (the “Fund”)

Effective August 20, 2018, Invesco Capital Management LLC (the “Adviser”) has agreed to waive permanently a portion of the unitary management fee for the Fund. After giving effect to such waiver, the Fund’s net unitary management fee will be 0.07% of the Fund’s average daily net assets. Accordingly, the Prospectus is revised as follows:

•	The following replaces the first paragraph and table included under the section titled “Fund Fees and Expenses” on Page 1 of the Summary Prospectus and Page 9 of the Prospectus for the Fund:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.30%
Fee Waivers and Expense Assumption(2)	0.23%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.07%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(2)

Effective August 20, 2018, Invesco Capital Management LLC (the “Adviser”) has agreed to waive permanently a portion of its unitary management fee. After giving effect to such waiver, the net unitary management fee will be 0.07%.

•	The following replaces the information included under the section titled “Example” on Page 1 of the Summary Prospectus and Page 9 of the Prospectus for the Fund:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in each period. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$7	$23	$40	$90

Please Retain This Supplement for Future Reference.

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED AUGUST 17, 2018 TO THE

PROSPECTUS DATED AUGUST 28, 2017, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P 500® Quality ETF

Important Notice Regarding a Change to the Advisory Fee of

Invesco S&P 500® Quality ETF (the “Fund”)

Effective August 20, 2018, Invesco Capital Management LLC (the “Adviser”) has agreed to waive permanently a portion of the advisory fee for the Fund. After giving effect to such waiver, the Fund’s net advisory fee will be 0.15% of the Fund’s average daily net assets. In addition, effective August 20, 2018, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.15% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019. Accordingly, the Prospectus is revised as follows:

•	The following replaces the first paragraph and table included under the section titled “Fund Fees and Expenses” on Page 1 of the Summary Prospectus and Page 194 of the Prospectus for the Fund:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.29%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.38%
Fee Waivers and Expense Assumption(1)(2)	0.23%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.15%

(1)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.15% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

(2)	Effective August 20, 2018, the Adviser has agreed to waive permanently a portion of its management fee. After giving effect to such waiver, the net advisory fee will be 0.15%.

•	The following replaces the information included under the section titled “Example” on Page 1 of the Summary Prospectus and Page 194 of the Prospectus for the Fund:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses after the permanent fee waiver for periods thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$15	$68	$126	$297

Invesco Dow Jones Industrial Average Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ietft_SupplementTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED AUGUST 17, 2018 TO THE

PROSPECTUS DATED APRIL 9, 2018, AS REVISED MAY 21, 2018,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Dow Jones Industrial Average Dividend ETF

Important Notice Regarding a Change to the Unitary Management Fee of

Invesco Dow Jones Industrial Average Dividend ETF (the “Fund”)

Effective August 20, 2018, Invesco Capital Management LLC (the “Adviser”) has agreed to waive permanently a portion of the unitary management fee for the Fund. After giving effect to such waiver, the Fund’s net unitary management fee will be 0.07% of the Fund’s average daily net assets. Accordingly, the Prospectus is revised as follows:

•	The following replaces the first paragraph and table included under the section titled “Fund Fees and Expenses” on Page 1 of the Summary Prospectus and Page 9 of the Prospectus for the Fund:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.30%
Fee Waivers and Expense Assumption(2)	0.23%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.07%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(2)

Effective August 20, 2018, Invesco Capital Management LLC (the “Adviser”) has agreed to waive permanently a portion of its unitary management fee. After giving effect to such waiver, the net unitary management fee will be 0.07%.

•	The following replaces the information included under the section titled “Example” on Page 1 of the Summary Prospectus and Page 9 of the Prospectus for the Fund:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in each period. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$7	$23	$40	$90

Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

		This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in each period. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Invesco Dow Jones Industrial Average Dividend ETF | Invesco Dow Jones Industrial Average Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.07%
1 Year	rr_ExpenseExampleYear01	$ 7
3 Years	rr_ExpenseExampleYear03	23
5 Years	rr_ExpenseExampleYear05	40
10 Years	rr_ExpenseExampleYear10	$ 90
Invesco S&P 500 Quality ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ietft_SupplementTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED AUGUST 17, 2018 TO THE

PROSPECTUS DATED AUGUST 28, 2017, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P 500® Quality ETF

Important Notice Regarding a Change to the Advisory Fee of

Invesco S&P 500® Quality ETF (the “Fund”)

Effective August 20, 2018, Invesco Capital Management LLC (the “Adviser”) has agreed to waive permanently a portion of the advisory fee for the Fund. After giving effect to such waiver, the Fund’s net advisory fee will be 0.15% of the Fund’s average daily net assets. In addition, effective August 20, 2018, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.15% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019. Accordingly, the Prospectus is revised as follows:

•	The following replaces the first paragraph and table included under the section titled “Fund Fees and Expenses” on Page 1 of the Summary Prospectus and Page 194 of the Prospectus for the Fund:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.29%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.38%
Fee Waivers and Expense Assumption(1)(2)	0.23%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.15%

(1)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.15% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

(2)	Effective August 20, 2018, the Adviser has agreed to waive permanently a portion of its management fee. After giving effect to such waiver, the net advisory fee will be 0.15%.

•	The following replaces the information included under the section titled “Example” on Page 1 of the Summary Prospectus and Page 194 of the Prospectus for the Fund:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses after the permanent fee waiver for periods thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$15	$68	$126	$297

Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2019
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

		This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses after the permanent fee waiver for periods thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Invesco S&P 500 Quality ETF | Invesco S&P 500 Quality ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.38%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	0.23%	[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.15%
1 Year	rr_ExpenseExampleYear01	$ 15
3 Years	rr_ExpenseExampleYear03	68
5 Years	rr_ExpenseExampleYear05	126
10 Years	rr_ExpenseExampleYear10	$ 297

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Effective August 20, 2018, Invesco Capital Management LLC (the "Adviser") has agreed to waive permanently a portion of its unitary management fee. After giving effect to such waiver, the net unitary management fee will be 0.07%.
[3]	Effective August 20, 2018, the Adviser has agreed to waive permanently a portion of its management fee. After giving effect to such waiver, the net advisory fee will be 0.15%.
[4]	Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.15% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.